American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2022

VP International - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Australia — 4.4%
Atlassian Corp. PLC, Class A(1)	9,280	2,726,743
CSL Ltd.	19,450	3,883,048
NEXTDC Ltd.(1)	122,310	1,053,712
Xero Ltd.(1)	10,810	819,265
		8,482,768
Austria — 0.6%
Erste Group Bank AG	32,830	1,197,195
Belgium — 1.3%
KBC Group NV	35,920	2,577,230
Canada — 6.2%
Canadian Pacific Railway Ltd.	38,500	3,177,563
First Quantum Minerals Ltd.	53,150	1,840,045
GFL Environmental, Inc.	62,002	2,017,545
Shopify, Inc., Class A(1)	2,060	1,393,167
Toronto-Dominion Bank	43,280	3,433,942
		11,862,262
China — 1.0%
Li Ning Co. Ltd.	163,500	1,388,336
Shenzhou International Group Holdings Ltd.	44,800	591,450
		1,979,786
Denmark — 2.7%
Novo Nordisk A/S, B Shares	46,220	5,126,541
Finland — 0.7%
Neste Oyj	28,570	1,302,596
France — 19.9%
Air Liquide SA	19,590	3,427,148
Airbus SE(1)	15,250	1,840,194
Arkema SA	7,780	930,021
Bureau Veritas SA	41,400	1,180,349
Capgemini SE	15,820	3,510,504
Dassault Systemes SE	42,990	2,112,039
Edenred	33,967	1,679,492
EssilorLuxottica SA	7,530	1,377,166
L'Oreal SA	7,070	2,824,077
LVMH Moet Hennessy Louis Vuitton SE	7,330	5,232,144
Pernod Ricard SA	18,670	4,102,004
Safran SA	9,150	1,077,279
Sartorius Stedim Biotech	2,200	900,712
Schneider Electric SE	24,250	4,071,340
Teleperformance	5,490	2,091,130
Thales SA	16,100	2,016,292
		38,371,891
Germany — 4.9%
Brenntag SE	13,870	1,118,358
Commerzbank AG(1)	126,680	962,630
Infineon Technologies AG	47,173	1,595,863
Mercedes-Benz Group AG	29,440	2,066,378
Puma SE	19,260	1,637,907

Symrise AG	17,910	2,147,278
		9,528,414
Hong Kong — 1.5%
AIA Group Ltd.	279,200	2,915,372
India — 1.2%
HDFC Bank Ltd.	119,000	2,291,917
Indonesia — 0.7%
Bank Central Asia Tbk PT	2,253,100	1,252,397
Ireland — 3.1%
CRH PLC	65,880	2,627,633
ICON PLC(1)	10,620	2,582,996
Ryanair Holdings PLC, ADR(1)	9,090	791,921
		6,002,550
Israel — 0.8%
Kornit Digital Ltd.(1)	18,499	1,529,682
Italy — 2.6%
Ferrari NV	10,670	2,324,560
Prysmian SpA	47,960	1,627,579
Tenaris SA	74,820	1,123,877
		5,076,016
Japan — 10.8%
BayCurrent Consulting, Inc.	4,400	1,592,703
Food & Life Cos. Ltd.	42,200	1,177,043
Hoya Corp.	18,800	2,142,408
JSR Corp.	39,100	1,151,413
Keyence Corp.	8,000	3,709,619
Kobe Bussan Co. Ltd.	66,600	2,049,596
MonotaRO Co. Ltd.	147,200	3,159,253
Nintendo Co. Ltd.	4,200	2,120,000
Obic Co. Ltd.	11,100	1,662,523
Recruit Holdings Co. Ltd.	46,400	2,015,942
		20,780,500
Netherlands — 6.9%
Adyen NV(1)	1,498	2,967,079
Akzo Nobel NV	14,080	1,209,786
ASML Holding NV	7,200	4,811,194
Koninklijke DSM NV	9,145	1,635,983
Universal Music Group NV	99,850	2,665,407
		13,289,449
Spain — 2.4%
Cellnex Telecom SA	41,146	1,980,127
Iberdrola SA	239,931	2,622,438
		4,602,565
Sweden — 2.1%
Epiroc AB, A Shares	88,250	1,887,566
Hexagon AB, B Shares	146,870	2,057,766
		3,945,332
Switzerland — 8.1%
Alcon, Inc.	15,060	1,193,142
Lonza Group AG	5,060	3,666,492
On Holding AG, Class A(1)	35,700	901,068
Partners Group Holding AG	1,890	2,340,201
SIG Combibloc Group AG(1)	65,410	1,648,977
Sika AG	8,991	2,974,705

Zurich Insurance Group AG	5,960	2,943,642
		15,668,227
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	88,000	1,805,189
Thailand — 0.6%
Kasikornbank PCL	257,000	1,242,034
United Kingdom — 14.7%
Ashtead Group PLC	24,130	1,519,331
AstraZeneca PLC	48,380	6,415,812
BT Group PLC	307,840	733,985
Burberry Group PLC	69,270	1,512,142
Compass Group PLC	57,080	1,228,367
HSBC Holdings PLC	650,400	4,471,594
London Stock Exchange Group PLC	26,061	2,717,655
NatWest Group PLC	904,070	2,553,398
Reckitt Benckiser Group PLC	42,471	3,239,939
Segro PLC	105,880	1,861,268
Whitbread PLC(1)	56,750	2,113,007
		28,366,498
TOTAL COMMON STOCKS (Cost $149,463,184)		189,196,411
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	778,698	778,698
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $216,949) in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $212,657)		212,655
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $2,168,610) at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $2,126,015)		2,126,000
		2,338,655
TOTAL SHORT-TERM INVESTMENTS (Cost $3,117,353)		3,117,353
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $152,580,537)		192,313,764
OTHER ASSETS AND LIABILITIES — 0.3%		490,333
TOTAL NET ASSETS — 100.0%		$192,804,097

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	16.9%
Information Technology	16.5%
Financials	15.9%
Health Care	13.4%
Consumer Discretionary	11.1%
Materials	10.3%
Consumer Staples	6.4%
Communication Services	3.9%
Utilities	1.4%
Energy	1.3%
Real Estate	1.0%
Short-Term Investment	1.6%
Other Assets and Liabilities	0.3%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	2,726,743	5,756,025	—
Canada	2,017,545	9,844,717	—
Ireland	3,374,917	2,627,633	—
Israel	1,529,682	—	—
Switzerland	901,068	14,767,159	—
Other Countries	—	145,650,922	—
Short-Term Investments	778,698	2,338,655	—
	11,328,653	180,985,111	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.